RESTATEMENT OF 2010 AUDITED FINANCIALS (Details Narrative) (USD $)	12 Months Ended	20 Months Ended	32 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2010
Options issued as compensation	$ 177,601
VitaMed
Options issued as compensation		105,929	283,530
VitaMed | As Reported
Options issued as compensation	363,750	196,197	559,917
VitaMed | Restatement Adjustment
Options issued as compensation	$ 186,149	$ 90,238	$ 276,387